Development Cost (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Development Cost [Abstract]
Schedule of Development Cost
Miscellaneous development cost	$7
Total	$7
The table below summarizes the development cost:
Project 1	$10,162
Miscellaneous development cost	1,210
Total	$11,372